SHARE-BASED COMPENSATION (Details 1) (2006 Incentive Plan [Member], Non Vested Equity Share Unit [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2006 Incentive Plan [Member] | Non Vested Equity Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Begining Balance	77,733	388,653	786,465
Shares, Vested	(77,733)	(310,920)	(397,812)
Shares, Ending Balance	0	77,733	388,653
Weighted average grant-date fair value, Begining Balance	$ 6.36	$ 6.36	$ 6.74
Weighted average grant-date fair value, Vested	$ 6.36	$ 6.36	$ 7.10
Weighted average grant-date fair value, Ending Balance	$ 0	$ 6.36	$ 6.36